Document and Entity Information	Jul. 01, 2025
Cover [Abstract]
Document Type	8-K12B/A
Amendment Flag	false
Document Period End Date	Jul. 01, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40560
Entity Registrant Name	PROKIDNEY CORP.
Entity Central Index Key	0001850270
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1586514
Entity Address, Address Line One	2000 Frontis Plaza Blvd.
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27103
City Area Code	336
Local Phone Number	999-7019
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	PROK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false